Provision for judicial and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 20,123,806	R$ 18,140,556
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,418,874	1,292,202
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	360,942	392,035
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	18,171,345	16,309,439
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 172,645	R$ 146,880